Quarterly Report
December 31, 2024
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
December 31, 2024
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.0% †
Aerospace & Defense - 0.5%
RTX Corp.	12,652	$1,464,089
Apparel Retail - 0.4%
Ross Stores, Inc.	6,824	1,032,267
Application Software - 3.3%
Adobe, Inc. (a)	7,418	3,298,636
Intuit, Inc.	1,302	818,307
Salesforce, Inc. (b)	10,185	3,405,151
Synopsys, Inc. (a)	4,476	2,172,472
		9,694,566
Automobile Manufacturers - 1.3%
General Motors Co.	30,537	1,626,706
Tesla, Inc. (a)	5,228	2,111,276
		3,737,982
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	1,268	1,503,594
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	6,532	429,348
Vertex Pharmaceuticals, Inc. (a)	5,080	2,045,716
		2,475,064
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	63,682	13,971,194
Building Products - 0.6%
Trane Technologies PLC	4,516	1,667,985
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	3,614	1,866,631
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	1,194	1,094,026
Walmart, Inc.	27,840	2,515,344
		3,609,370
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	11,190	2,529,947
Diversified Banks - 4.3%
Bank of America Corp.	148,028	6,505,830
JPMorgan Chase & Co.	26,242	6,290,470
		12,796,300
Electric Utilities - 0.9%
NextEra Energy, Inc.	36,149	2,591,522
Electrical Components & Equipment - 1.7%
Eaton Corp. PLC	5,187	1,721,410
Emerson Electric Co.	26,399	3,271,628
		4,993,038
Electronic Components - 0.3%
Amphenol Corp., Class A	10,812	750,893
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc.	11,618	462,861
Waste Management, Inc.	17,329	3,496,819
		3,959,680
	Number of Shares	Fair Value
Financial Exchanges & Data - 2.1%
Intercontinental Exchange, Inc.	8,661	$1,290,575
Nasdaq, Inc.	9,712	750,835
S&P Global, Inc.	8,426	4,196,401
		6,237,811
Healthcare Equipment - 2.5%
Abbott Laboratories	13,261	1,499,952
Becton Dickinson & Co.	15,021	3,407,814
IDEXX Laboratories, Inc. (a)	2,940	1,215,513
Zimmer Biomet Holdings, Inc.	11,449	1,209,358
		7,332,637
Home Improvement Retail - 1.8%
Home Depot, Inc.	13,501	5,251,754
Household Products - 0.8%
Procter & Gamble Co.	14,645	2,455,234
Industrial Gases - 1.1%
Linde PLC	7,941	3,324,659
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp. (b)	5,895	3,749,397
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,615	767,862
Integrated Oil & Gas - 1.4%
Chevron Corp.	11,241	1,628,146
Exxon Mobil Corp.	24,107	2,593,190
		4,221,336
Interactive Media & Services - 8.3%
Alphabet, Inc., Class A	65,964	12,486,985
Alphabet, Inc., Class C	9,421	1,794,135
Meta Platforms, Inc., Class A	17,384	10,178,506
		24,459,626
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	2,762	971,644
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	12,132	2,384,060
Thermo Fisher Scientific, Inc.	5,653	2,940,860
		5,324,920
Managed Healthcare - 1.1%
Elevance Health, Inc.	2,635	972,051
UnitedHealth Group, Inc.	4,566	2,309,757
		3,281,808
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	1,702	1,517,026
Walt Disney Co.	12,942	1,441,092
		2,958,118
Multi-Line Insurance - 0.2%
American International Group, Inc.	7,024	511,347
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	7,757	3,516,093
Multi-Utilities - 0.6%
Sempra	21,470	1,883,348

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.2%
Schlumberger NV	17,388	$666,656
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	28,553	2,831,601
Other Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)	5,819	2,530,858
Packaged Foods & Meats - 0.1%
Mondelez International, Inc., Class A	6,546	390,993
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	20,350	1,227,512
Personal Care Products - 1.0%
Kenvue, Inc.	137,653	2,938,892
Pharmaceuticals - 4.2%
AstraZeneca PLC ADR	18,604	1,218,934
Elanco Animal Health, Inc. (a)	54,667	662,017
Eli Lilly & Co.	1,391	1,073,852
Johnson & Johnson	32,066	4,637,385
Merck & Co., Inc.	46,908	4,666,408
		12,258,596
Property & Casualty Insurance - 1.3%
Chubb Ltd.	9,956	2,750,843
Progressive Corp.	4,152	994,861
		3,745,704
Rail Transportation - 0.5%
Union Pacific Corp.	6,791	1,548,620
Regional Banks - 0.9%
Regions Financial Corp.	113,612	2,672,154
Restaurants - 0.5%
McDonald's Corp.	4,994	1,447,711
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	15,868	2,580,613
ASML Holding NV NY Reg Shrs	780	540,602
		3,121,215
Semiconductors - 12.0%
Advanced Micro Devices, Inc. (a)	10,392	1,255,250
Broadcom, Inc.	33,469	7,759,453
NVIDIA Corp.	164,464	22,085,870
ON Semiconductor Corp. (a)	40,037	2,524,333
Texas Instruments, Inc.	8,892	1,667,339
		35,292,245
Soft Drinks & Non-alcoholic Beverages - 1.4%
Monster Beverage Corp. (a)	20,023	1,052,409
	Number of Shares	Fair Value
PepsiCo, Inc.	19,949	$3,033,445
		4,085,854
Specialty Chemicals - 0.5%
Ecolab, Inc.	2,267	531,203
International Flavors & Fragrances, Inc.	4,720	399,076
PPG Industries, Inc.	3,430	409,714
		1,339,993
Systems Software - 8.2%
Microsoft Corp.	47,927	20,201,231
Oracle Corp.	11,105	1,850,537
ServiceNow, Inc. (a)(b)	1,887	2,000,446
		24,052,214
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	75,787	18,978,581
Telecom Tower REITs - 1.0%
American Tower Corp.	16,352	2,999,120
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	4,324	3,045,999
WW Grainger, Inc.	1,005	1,059,320
		4,105,319
Transaction & Payment Processing Services - 3.1%
Fidelity National Information Services, Inc.	5,147	415,723
Mastercard, Inc., Class A	7,511	3,955,067
Visa, Inc., Class A	15,010	4,743,761
		9,114,551
Water Utilities - 0.5%
American Water Works Co., Inc.	12,849	1,599,572
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	3,495	771,451
Total Common Stock (Cost $175,017,238)		282,611,128
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $11,265,849)	11,265,849	11,265,849
Total Investments (Cost $186,283,087)		293,876,977
Other Assets and Liabilities, net - 0.2%		546,211
NET ASSETS - 100.0%		$294,423,188

Other Information:

The Fund had the following long futures contracts open at December 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2025	30	$9,052,133	$8,903,625	$(148,508)
See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$282,611,128	$—	$—	$282,611,128
Short-Term Investments	11,265,849	—	—	11,265,849
Total Investments in Securities	$293,876,977	$—	$—	$293,876,977
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(148,508)	—	—	(148,508)
Total Other Financial Instruments	$(148,508)	$—	$—	$(148,508)

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,071,560	$13,071,560	$20,124,099	$21,929,810	$—	$—	11,265,849	$11,265,849	$131,522
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.2% †
Aerospace & Defense - 0.8%
Hexcel Corp.	16,499	$1,034,487
Mercury Systems, Inc. (a)	26,930	1,131,060
Moog, Inc., Class A	5,123	1,008,411
Rocket Lab USA, Inc. (a)	24,070	613,063
Woodward, Inc.	15,340	2,552,883
		6,339,904
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	69,916	6,535,748
Alamo Group, Inc.	7,726	1,436,340
		7,972,088
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)(b)	253,397	8,536,945
Apparel Retail - 2.0%
Abercrombie & Fitch Co., Class A (a)	9,820	1,467,795
Boot Barn Holdings, Inc. (a)	54,629	8,293,775
Buckle, Inc.	54,877	2,788,300
Revolve Group, Inc. (a)	67,661	2,265,967
		14,815,837
Apparel, Accessories & Luxury Goods - 0.6%
Oxford Industries, Inc.	54,562	4,298,394
Application Software - 5.7%
ACI Worldwide, Inc. (a)	85,817	4,454,761
Alkami Technology, Inc. (a)	56,700	2,079,756
Blackbaud, Inc. (a)	58,111	4,295,565
BlackLine, Inc. (a)	43,706	2,655,577
Braze, Inc., Class A (a)	90,200	3,777,576
CCC Intelligent Solutions Holdings, Inc. (a)	256,984	3,014,422
Clearwater Analytics Holdings, Inc., Class A (a)	113,866	3,133,592
Confluent, Inc., Class A (a)	123,700	3,458,652
Dynatrace, Inc. (a)	23,364	1,269,833
Lightspeed Commerce, Inc. (a)	56,185	855,698
Nutanix, Inc., Class A (a)	62,900	3,848,222
Procore Technologies, Inc. (a)	18,160	1,360,729
Samsara, Inc., Class A (a)	25,057	1,094,740
Smartsheet, Inc., Class A (a)	72,700	4,073,381
Vertex, Inc., Class A (a)	73,852	3,940,004
		43,312,508
Asset Management & Custody Banks - 0.2%
DigitalBridge Group, Inc.	130,647	1,473,698
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	27,244	2,607,523
Automotive Parts & Equipment - 1.1%
Dana, Inc.	80,334	928,661
Dorman Products, Inc. (a)	52,309	6,776,631
Patrick Industries, Inc.	6,141	510,194
		8,215,486
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	10,124	4,267,063
Murphy USA, Inc.	10,981	5,509,717
Valvoline, Inc. (a)	34,400	1,244,592
		11,021,372
	Number of Shares	Fair Value
Biotechnology - 2.1%
89bio, Inc. (a)	60,529	$473,337
ADMA Biologics, Inc. (a)	33,969	582,569
Ascendis Pharma AS ADR (a)	18,481	2,544,279
Bicycle Therapeutics PLC ADR (a)	29,813	417,382
Catalyst Pharmaceuticals, Inc. (a)	68,695	1,433,665
Cytokinetics, Inc. (a)	10,753	505,821
Emergent BioSolutions, Inc. (a)	103,177	986,372
Halozyme Therapeutics, Inc. (a)	21,088	1,008,217
Heron Therapeutics, Inc. (a)	437,847	669,906
Insmed, Inc. (a)	9,020	622,741
Krystal Biotech, Inc. (a)	2,171	340,109
Merus NV (a)	10,330	434,376
MoonLake Immunotherapeutics (a)	19,661	1,064,643
Rocket Pharmaceuticals, Inc. (a)	36,712	461,470
Soleno Therapeutics, Inc. (a)	8,410	378,030
Vaxcyte, Inc. (a)	17,693	1,448,349
Veracyte, Inc. (a)	27,800	1,100,880
Vericel Corp. (a)	21,800	1,197,038
Xenon Pharmaceuticals, Inc. (a)	11,912	466,950
		16,136,134
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	19,724	5,916,806
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	17,000	1,865,410
Building Products - 2.0%
Armstrong World Industries, Inc.	39,389	5,566,847
AZZ, Inc.	16,603	1,360,118
Gibraltar Industries, Inc. (a)	59,203	3,487,057
Hayward Holdings, Inc. (a)	75,300	1,151,337
Simpson Manufacturing Co., Inc.	17,515	2,904,513
UFP Industries, Inc.	5,645	635,909
		15,105,781
Cargo Ground Transportation - 0.6%
Saia, Inc. (a)	9,350	4,261,075
Casinos & Gaming - 0.2%
Churchill Downs, Inc.	7,879	1,052,162
Genius Sports Ltd. (a)	35,260	304,999
		1,357,161
Coal & Consumable Fuels - 0.0% *
Uranium Energy Corp. (a)	40,250	269,273
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	21,214	2,166,798
Commercial Printing - 0.1%
Brady Corp., Class A	14,500	1,070,825
Commodity Chemicals - 0.1%
Hawkins, Inc.	7,703	944,927

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Communications Equipment - 0.1%
F5, Inc. (a)	4,158	$1,045,612
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	5,411	2,294,589
Dycom Industries, Inc. (a)	36,217	6,303,931
Fluor Corp. (a)	17,717	873,802
IES Holdings, Inc. (a)	5,125	1,029,920
Primoris Services Corp.	5,360	409,504
Valmont Industries, Inc.	3,043	933,197
WillScot Holdings Corp. (a)	19,920	666,324
		12,511,267
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	11,415	383,544
Manitowoc Co., Inc. (a)	50,959	465,256
Oshkosh Corp.	9,436	897,080
Wabash National Corp.	27,863	477,293
		2,223,173
Construction Materials - 0.1%
Eagle Materials, Inc.	4,258	1,050,704
Consumer Finance - 0.3%
PROG Holdings, Inc.	58,138	2,456,912
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	49,626	2,536,385
Verra Mobility Corp. (a)	139,079	3,362,930
		5,899,315
Distillers & Vintners - 0.2%
MGP Ingredients, Inc.	42,100	1,657,477
Distributors - 0.4%
LKQ Corp.	86,447	3,176,927
Diversified Metals & Mining - 0.1%
Materion Corp.	4,973	491,730
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	28,898	485,197
American Assets Trust, Inc.	22,373	587,515
Essential Properties Realty Trust, Inc.	14,793	462,725
		1,535,437
Diversified Support Services - 1.6%
Healthcare Services Group, Inc. (a)	222,249	2,581,422
Matthews International Corp., Class A	61,443	1,700,742
RB Global, Inc.	77,469	6,988,479
Vestis Corp.	75,525	1,151,001
		12,421,644
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	17,728	1,965,149
Stride, Inc. (a)	31,866	3,311,833
		5,276,982
Electric Utilities - 0.8%
ALLETE, Inc.	5,761	373,313
	Number of Shares	Fair Value
IDACORP, Inc.	52,829	$5,773,153
		6,146,466
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	2,668	779,403
Atkore, Inc.	10,885	908,353
NEXTracker, Inc., Class A (a)	18,176	663,970
Regal Rexnord Corp.	5,732	889,205
		3,240,931
Electronic Components - 1.8%
Belden, Inc. (b)	86,103	9,696,059
Littelfuse, Inc.	15,032	3,542,291
		13,238,350
Electronic Equipment & Instruments - 1.1%
Advanced Energy Industries, Inc.	23,622	2,731,412
Novanta, Inc. (a)	14,100	2,154,057
Vontier Corp.	88,823	3,239,375
		8,124,844
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	3,359	738,577
Plexus Corp. (a)	5,695	891,154
		1,629,731
Environmental & Facilities Services - 0.5%
Aris Water Solutions, Inc., Class A	77,176	1,848,365
Casella Waste Systems, Inc., Class A (a)	16,218	1,716,027
		3,564,392
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	24,969	1,231,471
Performance Food Group Co. (a)	54,185	4,581,342
		5,812,813
Forest Products - 1.1%
Louisiana-Pacific Corp.	77,672	8,042,936
Gas Utilities - 0.1%
UGI Corp.	14,706	415,150
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	84,213	1,617,732
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	313,682	2,986,253
Owens & Minor, Inc. (a)	57,784	755,237
		3,741,490
Healthcare Equipment - 4.3%
AtriCure, Inc. (a)	88,100	2,692,336
CONMED Corp.	45,000	3,079,800
Envista Holdings Corp. (a)	113,149	2,182,644
Glaukos Corp. (a)	6,050	907,137
Globus Medical, Inc., Class A (a)	38,360	3,172,755
Inspire Medical Systems, Inc. (a)	15,400	2,854,852
Integer Holdings Corp. (a)	14,832	1,965,537
iRhythm Technologies, Inc. (a)	36,739	3,312,756
LeMaitre Vascular, Inc.	10,686	984,608

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Omnicell, Inc. (a)	50,800	$2,261,616
Penumbra, Inc. (a)	18,300	4,345,884
PROCEPT BioRobotics Corp. (a)	19,025	1,531,893
SI-BONE, Inc. (a)	91,900	1,288,438
Tandem Diabetes Care, Inc. (a)	48,800	1,757,776
		32,338,032
Healthcare Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	59,787	2,370,555
Ensign Group, Inc.	2,280	302,921
U.S. Physical Therapy, Inc.	92,374	8,194,497
		10,867,973
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	6,515	816,655
Castle Biosciences, Inc. (a)	52,690	1,404,189
Option Care Health, Inc. (a)	51,192	1,187,654
		3,408,498
Healthcare Supplies - 0.7%
Haemonetics Corp. (a)	12,071	942,504
Lantheus Holdings, Inc. (a)	12,211	1,092,396
Neogen Corp. (a)	240,100	2,914,814
		4,949,714
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (a)	252,786	1,038,950
Phreesia, Inc. (a)	85,800	2,158,728
Simulations Plus, Inc.	27,402	764,242
		3,961,920
Home Building - 0.7%
Cavco Industries, Inc. (a)	1,291	576,083
Green Brick Partners, Inc. (a)	14,925	843,113
Installed Building Products, Inc.	3,846	674,011
M/I Homes, Inc. (a)	4,888	649,860
Taylor Morrison Home Corp. (a)	37,156	2,274,319
		5,017,386
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	318,015	3,246,933
Xenia Hotels & Resorts, Inc.	61,518	914,158
		4,161,091
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	53,400	1,764,870
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	124,978	2,340,838
Independent Power Producers & Energy Traders - 0.0% *
Talen Energy Corp. (a)	1,660	334,440
Industrial Machinery & Supplies & Components - 7.2%
Albany International Corp., Class A	36,300	2,902,911
Barnes Group, Inc.	10,581	500,058
Chart Industries, Inc. (a)	4,347	829,581
Enerpac Tool Group Corp.	235,923	9,694,076
Enpro, Inc.	6,751	1,164,210
Esab Corp.	31,400	3,766,116
ESCO Technologies, Inc.	35,800	4,768,918
	Number of Shares	Fair Value
Gates Industrial Corp. PLC (a)	58,686	$1,207,171
Hillenbrand, Inc.	34,391	1,058,555
ITT, Inc.	11,421	1,631,833
John Bean Technologies Corp.	33,000	4,194,300
Kadant, Inc.	1,605	553,709
Mueller Industries, Inc.	85,266	6,766,710
RBC Bearings, Inc. (a)	7,600	2,273,464
SPX Technologies, Inc. (a)	1,920	279,398
Standex International Corp.	20,893	3,906,782
Timken Co.	83,957	5,992,011
Watts Water Technologies, Inc., Class A	14,540	2,955,982
		54,445,785
Industrial REITs - 0.5%
EastGroup Properties, Inc.	25,751	4,132,778
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	82,517	3,198,359
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	3,820	819,581
Investment Banking & Brokerage - 1.3%
Piper Sandler Cos.	3,166	949,642
PJT Partners, Inc., Class A	19,500	3,077,295
Raymond James Financial, Inc.	32,795	5,094,047
Stifel Financial Corp.	2,360	250,349
StoneX Group, Inc. (a)	3,140	307,626
		9,678,959
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	20,300	702,380
Unisys Corp. (a)	160,963	1,018,896
		1,721,276
Leisure Facilities - 0.5%
Lucky Strike Entertainment Corp., Class A	102,227	1,023,292
Planet Fitness, Inc., Class A (a)	28,300	2,798,021
		3,821,313
Leisure Products - 0.6%
Acushnet Holdings Corp.	12,371	879,331
Johnson Outdoors, Inc., Class A	11,347	374,451
Polaris, Inc.	59,059	3,402,979
YETI Holdings, Inc. (a)	6,325	243,576
		4,900,337
Life & Health Insurance - 0.2%
Oscar Health, Inc., Class A (a)	30,148	405,189
Primerica, Inc.	2,897	786,304
		1,191,493
Life Sciences Tools & Services - 2.8%
Azenta, Inc. (a)	82,288	4,114,400
BioLife Solutions, Inc. (a)	82,367	2,138,247
Bio-Rad Laboratories, Inc., Class A (a)	1,860	611,029
Bruker Corp.	65,574	3,843,948
ICON PLC (a)	8,909	1,868,306
Mesa Laboratories, Inc.	9,379	1,236,809

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Repligen Corp. (a)	52,390	$7,541,017
		21,353,756
Metal, Glass & Plastic Containers - 0.1%
TriMas Corp.	37,600	924,584
Mortgage REITs - 0.0% *
Redwood Trust, Inc.	40,738	266,019
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	36,150	1,418,164
Multi-Utilities - 0.1%
Avista Corp.	20,415	747,801
Office REITs - 0.8%
COPT Defense Properties	19,283	596,809
Cousins Properties, Inc.	104,343	3,197,070
Easterly Government Properties, Inc.	159,267	1,809,273
Hudson Pacific Properties, Inc.	46,147	139,825
		5,742,977
Office Services & Supplies - 0.8%
MSA Safety, Inc.	34,412	5,704,477
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc.	10,402	333,072
Oil & Gas Equipment & Services - 0.7%
Atlas Energy Solutions, Inc.	57,818	1,282,403
Cactus, Inc., Class A	39,451	2,302,361
ChampionX Corp.	42,532	1,156,445
Oil States International, Inc. (a)	103,348	522,941
		5,264,150
Oil & Gas Exploration & Production - 1.9%
Civitas Resources, Inc.	15,604	715,755
Northern Oil & Gas, Inc.	171,236	6,363,130
Range Resources Corp.	36,264	1,304,779
SM Energy Co.	160,784	6,231,988
		14,615,652
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	14,378	503,949
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	34,235	1,327,291
Upbound Group, Inc.	32,592	950,709
		2,278,000
Packaged Foods & Meats - 2.1%
Calavo Growers, Inc.	30,010	765,255
Freshpet, Inc. (a)	19,900	2,947,389
J&J Snack Foods Corp.	12,388	1,921,750
Lancaster Colony Corp.	15,600	2,700,984
Simply Good Foods Co. (a)	119,800	4,669,804
Utz Brands, Inc.	180,500	2,826,630
		15,831,812
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	138,113	950,217
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	16,801	1,265,787
	Number of Shares	Fair Value
elf Beauty, Inc. (a)	34,210	$4,295,066
		5,560,853
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	13,515	747,109
Corcept Therapeutics, Inc. (a)	6,441	324,562
Intra-Cellular Therapies, Inc. (a)	8,649	722,365
		1,794,036
Property & Casualty Insurance - 2.5%
AMERISAFE, Inc.	57,357	2,956,180
Hamilton Insurance Group Ltd., Class B (a)	18,745	356,717
Kemper Corp.	27,514	1,828,030
Palomar Holdings, Inc. (a)	37,380	3,946,954
RLI Corp.	20,606	3,396,487
Selective Insurance Group, Inc.	25,935	2,425,441
Skyward Specialty Insurance Group, Inc. (a)	55,700	2,815,078
Trupanion, Inc. (a)	16,707	805,278
		18,530,165
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	96,671	4,225,489
Regional Banks - 9.3%
1st Source Corp.	22,218	1,297,087
Banc of California, Inc.	71,925	1,111,960
BancFirst Corp.	12,200	1,429,596
Bank OZK	36,740	1,636,032
BankUnited, Inc.	18,819	718,321
Columbia Banking System, Inc.	156,551	4,228,442
Cullen/Frost Bankers, Inc.	59,155	7,941,559
Enterprise Financial Services Corp.	15,986	901,610
Equity Bancshares, Inc., Class A	8,204	348,014
First Financial Bankshares, Inc.	95,500	3,442,775
Five Star Bancorp	23,844	717,466
Fulton Financial Corp.	165,534	3,191,496
German American Bancorp, Inc.	41,000	1,649,020
Heritage Commerce Corp.	74,102	695,077
Home BancShares, Inc.	42,612	1,205,920
Lakeland Financial Corp.	11,898	818,106
Live Oak Bancshares, Inc.	162,740	6,436,367
National Bank Holdings Corp., Class A	27,023	1,163,610
Origin Bancorp, Inc.	28,934	963,213
Peapack-Gladstone Financial Corp.	17,514	561,324
Pinnacle Financial Partners, Inc.	13,528	1,547,468
Preferred Bank	11,437	987,928
Prosperity Bancshares, Inc.	54,091	4,075,757
Renasant Corp.	106,368	3,802,656
ServisFirst Bancshares, Inc.	45,200	3,830,248
SouthState Corp.	7,435	739,634
Stock Yards Bancorp, Inc.	31,500	2,255,715
Texas Capital Bancshares, Inc. (a)	14,586	1,140,625
WaFd, Inc.	28,242	910,522
Westamerica BanCorp	40,617	2,130,768
Western Alliance Bancorp	6,060	506,252

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Wintrust Financial Corp.	14,728	$1,836,729
WSFS Financial Corp.	115,004	6,110,163
		70,331,460
Research & Consulting Services - 0.1%
Huron Consulting Group, Inc. (a)	8,452	1,050,246
Restaurants - 1.5%
Brinker International, Inc. (a)	7,430	982,915
Cheesecake Factory, Inc.	62,051	2,943,699
First Watch Restaurant Group, Inc. (a)	90,400	1,682,344
Shake Shack, Inc., Class A (a)	7,800	1,012,440
Texas Roadhouse, Inc.	25,538	4,607,821
		11,229,219
Retail REITs - 0.3%
Kite Realty Group Trust	45,974	1,160,384
Phillips Edison & Co., Inc.	20,289	760,026
		1,920,410
Security & Alarm Services - 1.2%
Brink's Co.	100,944	9,364,575
Self Storage REITs - 0.1%
National Storage Affiliates Trust	18,398	697,468
Semiconductor Materials & Equipment - 0.7%
Axcelis Technologies, Inc. (a)	6,073	424,321
Ichor Holdings Ltd. (a)	41,995	1,353,079
MKS Instruments, Inc.	9,228	963,311
Onto Innovation, Inc. (a)	16,260	2,710,054
		5,450,765
Semiconductors - 0.9%
Diodes, Inc. (a)	8,192	505,201
Lattice Semiconductor Corp. (a)	10,340	585,761
Rambus, Inc. (a)	20,729	1,095,735
Semtech Corp. (a)	71,519	4,423,450
		6,610,147
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	27,348	516,330
Soft Drinks & Non-alcoholic Beverages - 1.3%
Celsius Holdings, Inc. (a)	111,700	2,942,178
Primo Brands Corp., Class A	191,624	5,896,271
Vita Coco Co., Inc. (a)	29,240	1,079,248
		9,917,697
Specialized Consumer Services - 0.4%
OneSpaWorld Holdings Ltd.	161,894	3,221,691
Specialty Chemicals - 3.2%
Avient Corp.	131,963	5,392,008
Axalta Coating Systems Ltd. (a)	34,446	1,178,742
HB Fuller Co.	16,112	1,087,238
Ingevity Corp. (a)	156,895	6,393,471
Quaker Chemical Corp.	20,353	2,864,889
	Number of Shares	Fair Value
Sensient Technologies Corp.	33,900	$2,415,714
Stepan Co.	80,863	5,231,836
		24,563,898
Steel - 0.4%
Carpenter Technology Corp.	6,059	1,028,273
Commercial Metals Co.	45,916	2,277,433
		3,305,706
Systems Software - 1.9%
JFrog Ltd. (a)	84,800	2,493,968
Onestream, Inc. (a)	135,850	3,874,442
Progress Software Corp.	12,934	842,650
Rubrik, Inc., Class A (a)	21,500	1,405,240
SentinelOne, Inc., Class A (a)	157,800	3,503,160
Tenable Holdings, Inc. (a)	57,400	2,260,412
		14,379,872
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	4,723	718,368
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc. (a)	244,809	1,618,187
Pure Storage, Inc., Class A (a)	79,300	4,871,399
		6,489,586
Timber REITs - 0.1%
PotlatchDeltic Corp.	16,595	651,354
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	27,968	6,697,497
FTAI Aviation Ltd.	15,016	2,162,905
Transcat, Inc. (a)	19,500	2,061,930
WESCO International, Inc.	6,223	1,126,114
		12,048,446
Transaction & Payment Processing Services - 1.0%
EVERTEC, Inc.	31,238	1,078,648
Flywire Corp. (a)	92,565	1,908,690
Shift4 Payments, Inc., Class A (a)	41,950	4,353,571
		7,340,909
Water Utilities - 0.1%
American States Water Co.	10,717	832,925
Total Common Stock (Cost $515,418,358)		712,750,848
Short-Term Investments - 6.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $45,641,152)	45,641,152	45,641,152
Total Investments (Cost $561,059,510)		758,392,000
Liabilities in Excess of Other Assets, net - (0.2)%		(1,494,329)
NET ASSETS - 100.0%		$756,897,671

Other Information:

The Fund had the following long futures contracts open at December 31, 2024:
See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2025	135	$15,679,691	$15,186,150	$(493,541)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$712,750,848	$—	$—	$712,750,848
Short-Term Investments	45,641,152	—	—	45,641,152
Total Investments in Securities	$758,392,000	$—	$—	$758,392,000
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(493,541)	—	—	(493,541)
Total Other Financial Instruments	$(493,541)	$—	$—	$(493,541)

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	36,677,325	$36,677,325	$83,275,374	$74,311,547	$—	$—	45,641,152	$45,641,152	$530,606
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2024 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2024 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
11